Net Income per Share	12 Months Ended
Dec. 31, 2014
Net Income per Share [Abstract]
Net Income per Share

19. Net Income per Share

The following table sets forth the computation of basic and diluted net income per share for the years indicated:

	For the Years Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Net income per Class A and Class B ordinary share - basic:
Numerator:
Net income attributable to Phoenix New Media Limited	107,359	279,554	263,091	42,402
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	619,849,313	602,991,298	595,521,893	595,521,893
Weighted average number of contingently issuable shares	4,160,957	2,997,099	2,094,730	2,094,730
Denominator used in computing net income per share — basic	624,010,270	605,988,397	597,616,623	597,616,623
Net income per Class A and Class B ordinary share — basic	0.17	0.46	0.44	0.07
Net income per Class A and Class B ordinary share - diluted:
Numerator:
Net income attributable to Phoenix New Media Limited	107,359	279,554	263,091	42,402
Denominator:
Denominator used in computing net income per share — basic	624,010,270	605,988,397	597,616,623	597,616,623
Share-based awards	19,737,876	16,432,062	17,003,487	17,003,487
Denominator used in computing net income per share — diluted	643,748,146	622,420,459	614,620,110	614,620,110
Net income per Class A and Class B ordinary share — diluted	0.17	0.45	0.43	0.07
Net income per ADS (1 ADS represents 8 Class A ordinary shares):
Denominator used in computing net income per ADS — basic	78,001,284	75,748,550	74,702,078	74,702,078
Denominator used in computing net income per ADS — diluted	80,468,518	77,802,557	76,827,514	76,827,514
Net income per ADS — basic	1.38	3.69	3.52	0.57
Net income per ADS — diluted	1.33	3.59	3.42	0.55

The Company has included 4,160,957, 2,997,099 and 2,094,730 contingently issuable shares in the denominator used in computing basic and diluted net income per share for the years ended December 31, 2012, 2013 and 2014, respectively. These shares are contingently issuable upon the holder’s request without other substantive conditions and for no further consideration. There were nil, 7,371,269 and 27,823,275 options to purchase ordinary shares have been excluded from the computation of diluted net income per share for the years ended December 31, 2012, 2013 and 2014, respectively, as their effects would be anti-dilutive.